Summary of Significant Accounting Policies - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Allowance for doubtful accounts, beginning	$ 7,212,644	$ 3,683,842
Increase in allowance for credit losses	5,803,002	3,576,669
Foreign exchange difference	(101,030)	(47,867)
Allowance for doubtful accounts, ending	$ 12,914,616	$ 7,212,644